Label	Element	Value
Pacer Industrial Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Industrial Real Estate ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Pacer Industrial Real Estate ETF (INDS)
(the “Fund”)
November 1, 2022
Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated August 31, 2022, as previously supplemented
Effective November 1, 2022, Pacer Advisors, Inc. (the “Adviser”), the investment adviser to the Fund, has contractually agreed to waive 5 basis points (0.05%) of its management fee for the Fund until October 31, 2023. The fee waiver agreement may only be terminated prior to October 31, 2023 with the consent of the Adviser and the Fund’s Board of Trustees, and may be renewed by the Adviser in its sole discretion. All references to the Fund’s management fee in the Summary Prospectus, Prospectus, and Statement of Additional Information are hereby supplemented to reflect the aforementioned contractual fee waiver.
The following information replaces the sections of the Summary Prospectus and Prospectus entitled “Fees and Expenses of the Fund” and “Example”:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2023
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include non-recurring proxy expense incurred at April 30, 2022 of 0.02%.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.
Pacer Industrial Real Estate ETF | Pacer Industrial Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INDS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	187
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	330
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 745
Pacer Data & Infrastructure Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Data & Infrastructure Real Estate ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Pacer Data & Infrastructure Real Estate ETF (SRVR)
(the “Fund”)
November 1, 2022
Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated August 31, 2022, as previously supplemented
Effective November 1, 2022, Pacer Advisors, Inc. (the “Adviser”), the investment adviser to the Fund, has contractually agreed to waive 5 basis points (0.05%) of its management fee for the Fund until October 31, 2023. The fee waiver agreement may only be terminated prior to October 31, 2023 with the consent of the Adviser and the Fund’s Board of Trustees, and may be renewed by the Adviser in its sole discretion. All references to the Fund’s management fee in the Summary Prospectus, Prospectus, and Statement of Additional Information are hereby supplemented to reflect the aforementioned contractual fee waiver.
The following information replaces the sections of the Summary Prospectus and Prospectus entitled “Fees and Expenses of the Fund” and “Example”:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2023
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include non-recurring proxy expense incurred at April 30, 2022 of 0.02%.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.
Pacer Data & Infrastructure Real Estate ETF | Pacer Data & Infrastructure Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRVR
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	187
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	330
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 745

[1]	Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include non-recurring proxy expense incurred at April 30, 2022 of 0.02%.
[2]	The Fund’s investment adviser has agreed to waive 5 basis points (0.05%) of its management fee for the Fund until October 31, 2023. The fee waiver agreement may only be terminated prior to October 31, 2023 with the consent of the Adviser and the Fund’s Board of Trustees, and may be renewed by the Adviser in its sole discretion.
[3]	Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include non-recurring proxy expense incurred at April 30, 2022 of 0.02%.
[4]	The Fund’s investment adviser has agreed to waive 5 basis points (0.05%) of its management fee for the Fund until October 31, 2023. The fee waiver agreement may only be terminated prior to October 31, 2023 with the consent of the Adviser and the Fund’s Board of Trustees, and may be renewed by the Adviser in its sole discretion.